INCOME TAXES 2 (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Income/(loss) before income tax	¥ 214,199	$ 31,154	¥ (676)	¥ 83,045
Income tax (expense)/benefit computed at the PRC statutory tax rate of 25%	(53,550)	(7,788)	169	(20,761)
Effect of different tax rates in different jurisdictions	2,291	333	(8,175)	5,688
Non-deductible expenses and others	(15,069)	(2,193)	(26,482)	(9,051)
Outside basis difference on investment in WFOE	(6,233)	(907)	(4,446)	(3,174)
PRC royalty withholding tax	(6,080)	(883)	(6,950)	(4,607)
Changes in valuation allowance	6,878	1,000	(7,040)	(297)
Income tax expense	¥ (71,763)	$ (10,438)	¥ (52,924)	¥ (32,202)